Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2021
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 13 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Transactions with related parties:

a.	Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during the year indicated is presented below.

	Year ended December 31
	2021	2020	2019
	in USD thousands

Salaries and other short-term employee benefits	801	688	471
Post-employment benefits	58	37	25
Total	859	725	496

b.	Loans from related party (see Note 9)

c.	Interest expenses on related party loan (see Note 9)

d.	Balances with related parties

	Year ended December 31
	2021	2020	2019
	in USD thousands

Long term loans (see Note 9)	882	1,062	1,024
Current maturities of long term loans	220	-	-
Payroll and related expenses (see Note 14b)	67	20	34

e.	See Note 15b related to an agreement with a minority shareholder in one of our subsidiaries.

f.	According to an amendment to the CEO’s employment agreement, signed between Eco Wave Power Ltd. and the CEO on May 26, 2021, upon a change of control, as defined in the amendment to the CEO’s employment agreement, the CEO will be entitled to a cash bonus of $2.0 million.